OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2019
OTHER RECEIVABLES [Abstract]
OTHER RECEIVABLES

16.	OTHER RECEIVABLES

(in thousands of $)	2019	2018
Claims receivable	5,178	9,690
Agent receivables	3,474	3,733
Other receivables	16,816	3,645
	25,468	17,068

Claims receivable is primarily attributable to insurance claims.

Other receivables are presented net of allowances for doubtful accounts amounting to nil as of December 31, 2019 (2018: nil).